COMMON STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
New Dragonfly
Summary of reserved shares of common stock for issuance

As of June 30, 2022 and December 31, 2021, the Company had reserved shares of common stock for issuance as follows:

	June 30,	December 31,
	2022	2021
Convertible preferred stock outstanding	10,000,000	10,000,000
Options issued and outstanding	3,390,722	3,122,398
Common stock outstanding	21,090,876	20,875,475
Shares available for future issuance	526,602	10,327
Total	35,008,200	34,008,200

	2021	2020
Convertible preferred stock outstanding	10,000,000	10,000,000
Options issued and outstanding	3,122,398	2,563,080
Common stock outstanding	20,875,475	20,040,470
Shares available for future issuance	10,327	404,650
Total	34,008,200	33,008,200